Property and equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Depreciation Expense	$ 100	$ 100	$ 300	$ 200
Unamortized capitalized software development costs	1,100		1,100
Amortization expense related to Capitalized software costs	$ 40	$ 30	$ 100	$ 100